Related Party Transactions: Schedule of Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Related Party Transactions

	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Six Months Ended September 30, 2017	Six Months Ended September 30, 2016
	$	$	$	$
Consulting fees and allowance*	-	60,000	-	107,622
Salary and allowance**	120,052	-	270,104	-
Stock based compensation***	183,981	-	374,472	-
Total	304,033	60,000	644,576	107,622

	Three Months Ended March 31, 2017	Three Months Ended March 31, 2016	Twelve Months Ended March 31, 2017	Twelve Months Ended March 31, 2016	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015
	$	$	$	$	$	$
Consulting fees and allowance*	-	43,680	178,460	129,078	222,140	145,825
Salary and allowance**	80,052	-	291,954	63,000	211,902	63,000
Stock based compensation***	203,512	-	623,561	1,054,958	420,049	2,190,152
Total	283,564	43,680	1,093,975	1,247,036	854,091	2,398,977